Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Sep. 30, 2020 USD ($)	Sep. 30, 2020 EUR (€)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,504,358		$ 1,842,546
Unamortized discount and debt issuance costs	(10,729)		(11,150)
Total debt	1,493,629		1,831,396
Less current portion	(291,720)		(393,065)
Long-term debt	1,201,909		1,438,331
U.S. Dollar-denominated Revolving Credit Facilities due in 2022
Debt Instrument [Line Items]
Total principal	125,000		212,000
U.S. Dollar-denominated Term Loans and Bonds due from 2020 to 2030
Debt Instrument [Line Items]
Total principal	895,382		1,114,707
Norwegian Krone-denominated Bonds due from 2021 to 2025
Debt Instrument [Line Items]
Total principal	326,820		347,163
Euro-denominated Term Loans due in 2023 and 2024
Debt Instrument [Line Items]
Total principal	157,200	€ 134.1	165,400	€ 147.5
Other U.S. Dollar-denominated Loans
Debt Instrument [Line Items]
Total principal	$ 0		$ 3,300